Data Integrity Summary

Run Date - 11/25/2024 2:58:41 PM

Field Label	# Loans with Discrepancy	Total Time Compared	% Variance
Amortization Type	2	9	22.22%
DSCR	2	9	22.22%
Doc Type	6	9	66.67%
Maturity Date	1	9	11.11%
Original Amortization Term	1	9	11.11%
Original P&I	7	9	77.78%
PITI	8	9	88.89%
Prepayment Penalty	1	9	11.11%
Prepayment Penalty Type	6	9	66.67%
Property City	1	9	11.11%
QM Status	6	9	66.67%
Qualifying Credit Score	1	9	11.11%
Qualifying DTI	3	9	33.33%
Sales Price	1	9	11.11%
Self-Employment Flag	5	9	55.56%